CONSOLIDATED SCHEDULE OF INVESTMENTS
Ivy Asset Strategy Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Broadcasting – 1.2%
Discovery Holding Co., Class A(A)(B)	1,209	$37,102

Integrated Telecommunication Services – 0.7%
China Unicom Ltd.(C)	19,772	21,619

Interactive Media & Services – 1.0%
Alphabet, Inc., Class A(A)	30	32,213

Total Communication Services - 2.9%		90,934

Consumer Discretionary
Auto Parts & Equipment – 0.9%
Aptiv plc	322	26,015

Automobile Manufacturers – 0.9%
Suzuki Motor Corp.(C)	582	27,385

Home Improvement Retail – 1.2%
Home Depot, Inc. (The)	174	36,136

Hotels, Resorts & Cruise Lines – 0.1%
Studio City International Holdings Ltd.(A)(B)	203	4,025

Internet & Direct Marketing Retail – 1.0%
Amazon.com, Inc.(A)	16	30,790

Leisure Products – 0.4%
Media Group Holdings LLC, Series H(A)(D)(E)(F)(G)	640	—	*
Media Group Holdings LLC, Series T(A)(D)(E)(F)(G)	80	11,313

		11,313

Restaurants – 1.0%
Compass Group plc(C)	1,333	31,958

Total Consumer Discretionary - 5.5%		167,622

Consumer Staples
Household Products – 1.0%
Procter & Gamble Co. (The)	272	29,870

Hypermarkets & Super Centers – 1.8%
Wal-Mart Stores, Inc.	502	55,484

Packaged Foods & Meats – 3.0%
Danone S.A.(C)	358	30,349
Nestle S.A., Registered Shares(C)	587	60,815

		91,164

Personal Products – 1.0%
Beiersdorf Aktiengesellschaft(C)	250	30,019

Tobacco – 1.3%
Philip Morris International, Inc.	527	41,398

Total Consumer Staples - 8.1%		247,935

Energy
Integrated Oil & Gas – 2.0%
Royal Dutch Shell plc, Class A(C)	932	30,342
Total S.A.(C)	548	30,737

		61,079

Oil & Gas Exploration & Production – 1.4%
Cabot Oil & Gas Corp.	713	16,364
EOG Resources, Inc.	274	25,554

		41,918

Oil & Gas Refining & Marketing – 0.9%
Reliance Industries Ltd.(A)(C)	1,526	27,693

Oil & Gas Storage & Transportation – 0.8%
Enterprise Products Partners L.P.	796	22,977

Total Energy - 5.1%		153,667

Financials
Consumer Finance – 0.8%
ORIX Corp.(C)	1,635	24,435

Diversified Banks – 3.9%
BNP Paribas S.A.(C)	543	25,753
China Construction Bank Corp.(C)	34,411	29,662
ICICI Bank Ltd.(C)	2,461	15,579
Kabushiki Kaisha Mitsubishi Tokyo Financial Group(C)	4,888	23,283
UniCredit S.p.A.(C)	1,939	23,862

		118,139

Life & Health Insurance – 2.5%
AIA Group Ltd.(C)	4,541	49,033
Ping An Insurance (Group) Co. of China Ltd., H Shares(C)	2,402	28,881

		77,914

Multi-Line Insurance – 1.4%
Sampo plc, A Shares(C)	891	42,082

Multi-Sector Holdings – 1.1%
Berkshire Hathaway, Inc., Class B(A)	165	35,067

Other Diversified Financial Services – 1.0%
Citigroup, Inc.	457	31,986

Total Financials - 10.7%		329,623

Health Care
Biotechnology – 0.9%
Sarepta Therapeutics, Inc.(A)	177	26,937

Health Care Equipment – 0.9%
Zimmer Holdings, Inc.	244	28,734

Life Sciences Tools & Services – 0.6%
Qiagen N.V.(A)	424	17,210

Pharmaceuticals – 4.5%
Elanco Animal Health, Inc.(A)	540	18,236
Merck KGaA(C)	224	23,347
Pfizer, Inc.	971	42,074
Roche Holdings AG, Genusscheine(C)	88	24,714

Zoetis, Inc.	265	30,019

		138,390

Total Health Care - 6.9%		211,271

Industrials
Aerospace & Defense – 4.3%
Airbus SE(C)	475	67,253
Lockheed Martin Corp.	84	30,442
Northrop Grumman Corp.	107	34,676

		132,371

Construction & Engineering – 2.1%
Larsen & Toubro Ltd.(C)	1,314	29,563
Vinci(C)	329	33,626

		63,189

Construction Machinery & Heavy Trucks – 1.0%
Caterpillar, Inc.	219	29,888

Electrical Components & Equipment – 1.0%
Schneider Electric S.A.(C)	351	31,790

Railroads – 1.8%
Kansas City Southern	223	27,151
Union Pacific Corp.	168	28,404

		55,555

Trading Companies & Distributors – 0.7%
Ferguson plc(C)	302	21,502

Total Industrials - 10.9%		334,295

Information Technology
Application Software – 2.6%
Adobe, Inc.(A)	161	47,336
Intuit, Inc.	132	34,369

		81,705

Data Processing & Outsourced Services – 3.3%
Fiserv, Inc.(A)	624	56,888
Visa, Inc., Class A	266	46,182

		103,070

Electronic Equipment & Instruments – 0.7%
Keyence Corp.(C)	34	21,154

Semiconductor Equipment – 1.1%
ASML Holding N.V., Ordinary Shares(C)	157	32,569

Semiconductors – 2.0%
QUALCOMM, Inc.	367	27,893
Taiwan Semiconductor Manufacturing Co. Ltd.(A)(C)	4,565	34,914

		62,807

Systems Software – 3.2%
Microsoft Corp.	719	96,381

Technology Hardware, Storage & Peripherals – 0.8%
Samsung Electronics Co. Ltd.(C)	594	24,207

Total Information Technology - 13.7%		421,893

Materials
Diversified Metals & Mining – 0.7%
Glencore International plc(C)	6,594	22,821

Total Materials - 0.7%		22,821

Utilities
Electric Utilities – 1.0%
E.ON AG(C)	2,836	30,768

Total Utilities - 1.0%		30,768

TOTAL COMMON STOCKS – 65.5%		$2,010,829

(Cost: $2,209,834)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Cable & Satellite – 1.9%
Altice France S.A., 8.125%, 2-1-27(H)	$9,600	10,080
Altice Luxembourg S.A., 10.500%, 5-15-27(H)	13,373	13,741
Altice S.A.:
7.750%, 5-15-22(H)	4,245	4,314
7.625%, 2-15-25(H)	24,532	23,075
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal) (3-Month U.S. LIBOR plus 63 bps), 3.227%, 4-15-24(I)	5,472	5,495

		56,705

Integrated Telecommunication Services – 1.2%
Frontier Communications Corp.:
7.625%, 4-15-24	7,881	4,472
6.875%, 1-15-25	16,119	9,027
11.000%, 9-15-25	21,820	13,528
9.000%, 8-15-31	7,881	4,473
West Corp., 8.500%, 10-15-25(H)	6,325	5,534

		37,034

Wireless Telecommunication Service – 0.3%
Crown Castle Towers LLC, 4.241%, 7-15-28(H)	8,356	8,979

Total Communication Services - 3.4%		102,718

Consumer Staples
Tobacco – 0.3%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 5.950%, 2-14-49	8,000	9,098

Total Consumer Staples - 0.3%		9,098

Energy
Integrated Oil & Gas – 0.5%
Petroleos Mexicanos, 4.875%, 1-24-22	15,929	15,873

Oil & Gas Drilling – 0.1%
KCA Deutag UK Finance plc, 9.875%, 4-1-22(H)	4,167	3,073

Oil & Gas Equipment & Services – 0.1%
SESI LLC, 7.125%, 12-15-21	4,019	2,803

Oil & Gas Storage & Transportation – 0.2%
Energy Transfer Partners L.P., 6.250%, 2-15-66	7,000	6,510

Total Energy - 0.9%		28,259

Financials
Diversified Banks – 6.1%
Banco Mercantil del Norte S.A., 6.750%, 9-27-67(H)	3,982	3,972

Barclays plc:
7.875%, 12-29-49	37,158	38,877
8.000%, 6-15-64	7,987	8,376
ING Groep N.V., 6.875%, 12-29-49	14,503	15,282
Royal Bank of Scotland Group plc (The), 8.625%, 12-29-49	42,786	46,113
Societe Generale Group, 7.375%, 12-29-49(H)	27,277	28,676
Standard Chartered plc:
4.305%, 5-21-30(H)	9,563	9,900
7.500%, 12-29-49(H)	14,224	15,042
UniCredit S.p.A.:
5.861%, 6-19-32(H)	15,300	14,641
7.296%, 4-2-34(H)	6,388	6,770

		187,649

Diversified Capital Markets – 1.3%
Credit Suisse Group AG:
7.125%, 7-29-66	22,601	23,985
7.500%, 6-11-67(H)	14,050	15,455

		39,440

Investment Banking & Brokerage – 0.5%
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 117 bps), 3.688%, 5-15-26(I)	15,554	15,336

Other Diversified Financial Services – 0.3%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 12-1-19(H)(J)(K)	15,456	8,037

Specialized Finance – 0.1%
Syngenta Finance N.V., 5.182%, 4-24-28(H)	1,770	1,841

Total Financials - 8.3%		252,303

Health Care
Health Care Supplies – 0.0%
Kinetic Concepts, Inc. and KCI USA, Inc., 12.500%, 11-1-21(H)	225	248

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.), 2.800%, 7-21-23	7,966	6,910

Total Health Care - 0.2%		7,158

Industrials
Railroads – 0.3%
Rumo Luxembourg S.a.r.l., 7.375%, 2-9-24(H)	7,269	7,845

Security & Alarm Services – 0.8%
Prime Security Services Borrower LLC and Prime Finance, Inc., 9.250%, 5-15-23(H)	23,107	24,267

Total Industrials - 1.1%		32,112

Information Technology
Data Processing & Outsourced Services – 0.3%
Alliance Data Systems Corp., 5.375%, 8-1-22(H)	8,140	8,246

IT Consulting & Other Services – 0.4%
Atento Luxco 1 S.A., 6.125%, 8-10-22(H)	12,711	12,791

Semiconductors – 0.4%
Broadcom, Inc., 4.250%, 4-15-26(H)	11,975	12,132

Total Information Technology - 1.1%		33,169

Materials
Diversified Metals & Mining – 0.9%
Glencore Funding LLC:
4.125%, 3-12-24(H)	9,585	9,947
4.875%, 3-12-29(H)	15,975	16,825

		26,772

Steel – 0.2%
EVRAZ plc, 5.250%, 4-2-24(H)	5,589	5,816

Total Materials - 1.1%		32,588

TOTAL CORPORATE DEBT SECURITIES – 16.4%		$497,405

(Cost: $501,244)

OTHER GOVERNMENT SECURITIES(L)
Argentina - 1.5%
Province of Buenos Aires, 7.875%, 6-15-27 (H)	7,000	5,198
Province of Mendoza, 8.375%, 5-19-24	15,788	13,499
Republic of Argentina:
4.625%, 1-11-23	24,469	19,624
6.875%, 1-26-27	3,000	2,406
5.875%, 1-11-28	7,900	6,004

		46,731

TOTAL OTHER GOVERNMENT SECURITIES – 1.5%		$46,731

(Cost: $56,367)

LOANS(I)
Communication Services
Integrated Telecommunication Services – 0.7%
West Corp. (3-Month ICE LIBOR plus 400 bps), 6.522%, 10-10-24	23,463	21,859

Total Communication Services - 0.7%		21,859

Consumer Staples
Hypermarkets & Super Centers – 0.1%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps), 6.135%, 10-22-25	1,861	1,859

Total Consumer Staples - 0.1%		1,859

Energy
Oil & Gas Storage & Transportation – 0.3%
EPIC Crude Services L.P., 0.000%, 2-21-26(M)	3,982	3,911
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 7.410%, 3-1-26	7,400	7,268

		11,179

Total Energy - 0.3%		11,179

Financials
Financial Exchanges & Data – 0.4%
Financial & Risk U.S. Holdings, Inc. (ICE LIBOR plus 375 bps), 6.152%, 10-1-25	11,665	11,304

Investment Banking & Brokerage – 0.2%
Jane Street Group LLC (ICE LIBOR plus 300 bps), 5.402%, 8-25-22	7,729	7,675

Property & Casualty Insurance – 1.6%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 6.902%, 2-28-25	21,103	20,443
Hub International Ltd. (ICE LIBOR plus 300 bps), 5.586%, 4-25-25	1,930	1,881
USI, Inc. (ICE LIBOR plus 300 bps), 5.330%, 5-16-24	27,151	26,439

		48,763

Total Financials - 2.2%		67,742

Health Care
Health Care Facilities – 0.6%
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps), 6.904%, 11-16-25	7,947	7,894
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 5.660%, 8-31-24	10,478	10,094

		17,988

Health Care Services – 0.3%
Heartland Dental LLC, 0.000%, 4-30-25(M)	215	203
Heartland Dental LLC (ICE LIBOR plus 375 bps), 6.152%, 4-30-25	9,561	9,041

		9,244

Total Health Care - 0.9%		27,232

Information Technology
Application Software – 0.4%
Avaya, Inc. (ICE LIBOR plus 425 bps), 6.651%, 12-15-24	11,643	11,119

Total Information Technology - 0.4%		11,119

Materials
Construction Materials – 0.6%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 6.402%, 5-31-25	19,444	18,690

Total Materials - 0.6%		18,690

TOTAL LOANS – 5.2%		$159,680

(Cost: $164,870)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Notes:
0.125%, 4-15-21	25,599	25,360
0.625%, 1-15-26	38,549	39,474

		64,834

Treasury Obligations - 1.3%
U.S. Treasury Bonds:
2.750%, 8-15-47	29,882	31,142
3.000%, 2-15-49	7,976	8,747

		39,889

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.4%		$104,723

(Cost: $102,222)

BULLION – 5.4%	Troy Ounces
Gold	116	164,417

(Cost: $137,353)

SHORT-TERM SECURITIES	Principal
Commercial Paper(N) - 2.0%
Comcast Corp., 2.720%, 7-29-19	$8,000	7,983
Diageo Capital plc (GTD by Diageo plc), 3.010%, 7-10-19	15,000	14,987
International Paper Co., 2.720%, 7-29-19	5,000	4,989
Kellogg Co., 2.860%, 7-15-19	5,000	4,994
McCormick & Co., Inc., 3.100%, 7-11-19	8,500	8,492
Walgreens Boots Alliance, Inc., 2.800%, 7-19-19	12,000	11,982
Wisconsin Electric Power Co., 2.451%, 7-1-19	6,000	5,999

		59,426

Master Note - 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(O)	2,242	2,242

	Shares
Money Market Funds - 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (P)(Q)	4,218	4,218

	Principal
United States Government Agency Obligations - 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.350%, 7-7-19(O)	$944	944
2.400%, 7-7-19(O)	1,000	1,000

		1,944

TOTAL SHORT-TERM SECURITIES – 2.3%		$67,830

(Cost: $67,843)

TOTAL INVESTMENT SECURITIES – 99.7%		$3,051,615

(Cost: $3,239,733)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		9,822

NET ASSETS – 100.0%		$3,061,437

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $8,536 are on loan.
(C)	Listed on an exchange outside the United States.
(D)	Restricted securities. At June 30, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	$448,129	$—	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	168,530	11,313

			$616,659	$11,313

The total value of these securities represented 0.4% of net assets at June 30, 2019.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.
(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(G)	Securities whose value was determined using significant unobservable inputs.
(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $276,445 or 9.0% of net assets.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(K)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(N)	Rate shown is the yield to maturity at June 30, 2019.
(O)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(P)	Investment made with cash collateral received from securities on loan.
(Q)	Rate shown is the annualized 7-day yield at June 30, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$69,315	$21,619	$—
Consumer Discretionary	96,966	59,343	11,313
Consumer Staples	126,752	121,183	—
Energy	64,895	88,772	—
Financials	67,053	262,570	—
Health Care	163,210	48,061	—
Industrials	150,561	183,734	—
Information Technology	309,049	112,844	—
Materials	—	22,821	—
Utilities	—	30,768	—

Total Common Stocks	$1,047,801	$951,715	$11,313
Corporate Debt Securities	—	497,405	—
Other Government Securities	—	46,731	—
Loans	—	159,680	—
United States Government Obligations	—	104,723	—
Bullion	164,417	—	—
Short-Term Securities	4,218	63,612	—

Total	$1,216,436	$1,823,866	$11,313

During the period ended June 30, 2019, there were no transfers in or out of Level 3.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2019 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$3,061,437	$164,434	5.37%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	$3,061,437	$11,494	0.38%

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,239,733

Gross unrealized appreciation	507,304
Gross unrealized depreciation	(695,422)

Net unrealized depreciation	$(188,118)